Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 12,932	¥ 9,723
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	12,932	9,723
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(10,476)	(7,232)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(821)	(891)
Derivative assets, Net amounts	[1]	1,635	1,600
Receivables under resale agreements, Gross amounts recognized	[1]	11,695	12,751
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	11,695	12,751
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(10,565)	(11,437)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,130	1,314
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	1,892	2,339
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,892	2,339
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,866)	(2,299)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	26	40
Financial assets, Gross amounts recognized, Total	[1]	26,519	24,813
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	26,519	24,813
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(22,907)	(20,968)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(821)	(891)
Financial assets, Net amounts, Total	[1]	2,791	2,954
Derivative liabilities, Gross amounts recognized	[1]	12,896	9,770
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	12,896	9,770
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(10,141)	(6,716)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(843)	(1,329)
Derivative liabilities, Net amounts	[1]	1,912	1,725
Payables under repurchase agreements, Gross amounts recognized	[1]	25,737	20,070
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	25,737	20,070
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(25,113)	(19,366)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	624	704
Payables under securities lending transactions, Gross amounts recognized	[1]	886	1,361
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	886	1,361
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(755)	(1,164)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	131	197
Financial liabilities, Gross amounts recognized, Total	[1]	39,519	31,201
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	39,519	31,201
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(36,009)	(27,246)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(843)	(1,329)
Financial liabilities, Net amounts, Total	[1]	¥ 2,667	¥ 2,626

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022, and ¥12,574 billion and ¥12,432 billion, respectively, at March 31, 2023.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥11,537 billion and ¥19,505 billion, respectively, at March 31, 2022, and ¥10,587 billion and ¥25,147 billion, respectively, at March 31, 2023.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,339 billion and ¥1,172 billion, respectively, at March 31, 2022, and ¥1,892 billion and ¥758 billion, respectively, at March 31, 2023.